Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	Fair Value Measurement
U.S. GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying a fair value hierarchy, which requires maximizing the use of observable inputs. The three levels of inputs are:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3: Significant unobservable inputs that are not corroborated by market data.
The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Valuation techniques utilized during the reporting period were not changed from previous practice. The following is a description of the valuation methodologies used for assets measured at fair value.
Common stock, underlying securities in separately managed accounts, and registered investment company funds: These investments are deemed to be actively traded and are valued at the closing price reported in the active market in which the individual securities are traded. These assets are valued using Level 1 inputs. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. Separately managed accounts largely consist of common stock, money market securities, and a collective trust as of December 31, 2025 and 2024.
Common commingled trust funds: The valuation techniques used to measure the fair value of common commingled trust funds are based on quoted market prices, such as quoted net asset values (NAV) published by the fund as supported in an active market. Plan participant transactions of investment or withdrawals may occur on a daily basis in these trusts. These assets are valued using Level 1 inputs.
The tables below present information regarding investments that are measured at fair value on a recurring basis and indicate the level within the hierarchy reflecting the valuation techniques utilized to determine fair value as of December 31, 2025 and 2024.

December 31, 2025:	Level 1 (in 000's)
Investments, at fair value:
Costco Wholesale Corporation common stock	$18,338,069
Common commingled trust funds	16,852,301
Separately managed accounts	2,655,644
Registered investment company funds	610,665
Total investments in fair value hierarchy	$38,456,679

December 31, 2024:	Level 1 (in 000's)
Investments, at fair value:
Costco Wholesale Corporation common stock	$21,006,481
Common commingled trust funds	12,039,144
Separately managed accounts	2,629,978
Registered investment company funds	2,353,270
Total investments in fair value hierarchy	$38,028,873